Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 30, 2016	Jul. 24, 2016	Apr. 24, 2016	Jan. 24, 2016	Oct. 29, 2017	Oct. 30, 2016 [1]	Oct. 25, 2015
Quarterly Results of Operations (Unaudited)
Net sales	$ 2,492,608	$ 2,207,375	$ 2,187,309	$ 2,280,227	$ 2,627,941	$ 2,302,376	$ 2,300,235	$ 2,292,672	$ 9,167,519	$ 9,523,224	$ 9,263,863
Gross Profit	511,554	452,409	486,920	552,280	598,520	475,285	526,359	558,011	2,003,163	2,158,175	1,808,581
Net Earnings	218,363	182,551	210,886	235,303	244,190	195,776	215,384	235,167	847,103	890,517	687,264
Net Earnings Attributable to Hormel Foods Corporation	$ 218,154	$ 182,508	$ 210,926	$ 235,147	$ 243,940	$ 195,654	$ 215,397	$ 235,061	$ 846,735	$ 890,052	$ 686,088
Basic Earnings Per Share (in dollars per share)	$ 0.41	$ 0.35	$ 0.40	$ 0.44	$ 0.46	$ 0.37	$ 0.41	$ 0.44	$ 1.60	$ 1.68	$ 1.30	[2]
Diluted Earnings Per Share (in dollars per share)	$ 0.41	$ 0.34	$ 0.39	$ 0.44	$ 0.45	$ 0.36	$ 0.40	$ 0.43	$ 1.57	$ 1.64	$ 1.27	[2]

[1]	Fiscal 2016 included 53 weeks
[2]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.